Quarterly Financial Results and Market for Company's Stock (Detail) - USD ($) $ / shares in Units, $ in Millions				3 Months Ended																	12 Months Ended
	Feb. 23, 2016	Nov. 17, 2015	Jul. 28, 2015	Mar. 31, 2016	Dec. 31, 2015		Sep. 30, 2015		Jun. 30, 2015		Mar. 31, 2015		Dec. 31, 2014		Sep. 30, 2014		Jun. 30, 2014		Mar. 31, 2014		Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013
Quarterly Financial Information [Line Items]
Net sales				$ 1,548	$ 1,763		$ 1,595		$ 1,429		$ 1,361		$ 1,683		$ 1,488		$ 1,452		$ 1,329		$ 6,148		$ 5,952		$ 5,555
Gross margin				838	1,082		962		928		790		1,012		874		853		770		3,762		3,509		3,226
Income from continuing operations				$ 145	$ 101	[1]	$ 281	[1]	$ 284	[1]	$ 262	[1]	$ 334	[2]	$ 225	[2]	$ 318	[2]	$ 309	[2]	$ 928	[1]	$ 1,186	[2]	$ 1,288
Income (loss) from continuing operations per common share
Basic				$ 0.21	$ 0.15	[1]	$ 0.42	[1]	$ 0.42	[1]	$ 0.39	[1]	$ 0.49	[2]	$ 0.33	[2]	$ 0.47	[2]	$ 0.46	[2]	$ 1.37	[1]	$ 1.75	[2]	$ 1.90
Diluted				$ 0.21	$ 0.15	[1]	$ 0.41	[1]	$ 0.42	[1]	$ 0.38	[1]	$ 0.49	[2]	$ 0.33	[2]	$ 0.47	[2]	$ 0.45	[2]	$ 1.36	[1]	$ 1.74	[2]	$ 1.89
Income (loss) from discontinued operations, net of tax					$ (6)	[1]	$ 28	[1]	$ (4)	[1]	$ 10	[1]	$ 429	[2]	$ 21	[2]	$ 52	[2]	$ 49	[2]	$ 28	[1]	$ 551	[2]
Income (loss) from discontinued operations per common share
Basic					$ (0.01)	[1]	$ 0.04	[1]	$ (0.01)	[1]	$ 0.02	[1]	$ 0.64	[2]	$ 0.03	[2]	$ 0.08	[2]	$ 0.07	[2]	$ 0.04	[1]	$ 0.82	[2]
Diluted					$ (0.01)	[1]	$ 0.04	[1]	$ (0.01)	[1]	$ 0.02	[1]	$ 0.63	[2]	$ 0.03	[2]	$ 0.08	[2]	$ 0.07	[2]	$ 0.04	[1]	$ 0.81	[2]
Net income				$ 145	$ 95	[1]	$ 309	[1]	$ 280	[1]	$ 272	[1]	$ 763	[2]	$ 246	[2]	$ 370	[2]	$ 358	[2]	$ 956	[1]	$ 1,737	[2]	$ 1,288
Net income per common share
Basic				$ 0.21	$ 0.14	[1]	$ 0.46	[1]	$ 0.41	[1]	$ 0.41	[1]	$ 1.13	[2]	$ 0.36	[2]	$ 0.55	[2]	$ 0.53	[2]	$ 1.41	[1]	$ 2.57	[2]	$ 1.90
Diluted				0.21	0.14	[1]	0.45	[1]	0.41	[1]	0.40	[1]	1.12	[2]	0.36	[2]	0.55	[2]	0.52	[2]	1.40	[1]	2.55	[2]	$ 1.89
Cash dividends declared per common share	$ 0.07	$ 0.07	$ 0.07	$ 0.07	$ 0.07		$ 0.07		$ 0.00		$ 0.00		$ 0.00		$ 0.00		$ 0.00		$ 0.00		$ 0.14		$ 0.00

[1]	The first quarter of 2015 included net after-tax charges from continuing operations of $33 million related to intangible asset amortization, business optimization items, and separation costs; and a $9 million after-tax favorable adjustment to the gain recorded on sale of the company's commercial vaccines business reported in discontinued operations. The second quarter of 2015 included net after-tax charges from continuing operations of $109 million related to intangible asset amortization, business optimization items, separation costs, and milestone payments associated with the company's collaboration agreements; and a $4 million after-tax charge reported in discontinued operations. The third quarter of 2015 included net after-tax charges from continuing operations of $104 million related to intangible asset amortization, separation costs, IPR&D and other impairment charges, a decrease in the fair value of contingent payment liabilities, milestone payments associated with the company's collaboration agreements and business development items; and a $28 million after-tax gain recorded on the sale of certain vaccines R&D programs reported in discontinued operations. The fourth quarter of 2015 included net after-tax charges from continuing operations of $286 million related to intangible asset amortization, business optimization items, separation costs, upfront and milestone payments to collaboration partners, a decrease in the fair value of contingent payment liabilities, a currency-related item and favorable adjustments to previously recorded impairment charges; and a $6 million after-tax unfavorable adjustment to the gain recorded on sale of the company's commercial vaccines business reported in discontinued operations.
[2]	The first quarter of 2014 included net after-tax charges from continuing operations of $24 million related to intangible asset amortization, business optimization items, plasma-related litigation and milestone payments associated with the company's collaboration agreements; and an $8 million after-tax charge reported in discontinued operations. The second quarter of 2014 included net after-tax charges from continuing operations of $63 million related to intangible asset amortization, business optimization items, separation costs, milestone payments associated with the company's collaboration agreements and an increase in fair value of contingent payment liabilities. The third quarter of 2014 included net after-tax charges from continuing operations of $166 million related to intangible asset amortization, business optimization items, separation costs, the Branded Prescription Drug Fee and milestone payments associated with the company's collaboration arrangements; and after-tax charges of $5 million after-tax charge reported in discontinued operations. The fourth quarter of 2014 included net after-tax charges from continuing operations of $146 million related to intangible asset amortization, business optimization items, separation costs, milestone payments associated with the company's collaboration agreements, other-than-temporary impairment and an increase in fair value of contingent payment liabilities; and a $417 million after-tax gain on the sale of the company's commercial vaccines business reported in discontinued operations.